CONVERTIBLE PROMISSORY NOTES (Details Textual) (USD $)	12 Months Ended		1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended			1 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Jan. 30, 2013 Dominion Note [Member]	Dec. 31, 2012 Dominion Note [Member]	Jul. 31, 2013 Restructuring Of Convertible Debentures and Related Warrants [Member]	Dec. 31, 2013 Restructuring Of Convertible Debentures and Related Warrants [Member]	Dec. 31, 2013 Restructuring Of Convertible Debentures and Related Warrants [Member] Dominion Capital, LLC. [Member]	Aug. 19, 2013 Series D Convertible Preferred Stock	Jan. 30, 2013 Maximum Dominion Note [Member]	Jan. 30, 2013 Minimum Dominion Note [Member]
Debt Instrument [Line Items]
Debt Instrument, Convertible, Conversion Price			$ 0.10			$ 0.0333		$ 0.03
Debt Conversion, Converted Instrument, Shares Issued	98,456,000				12,500,000
Proceeds from Convertible Debt			$ 250,000	$ 600,000
Extinguishment of Debt, Amount	3,463,162
Debt Instrument, Debt Default, Amount	124,000					375,000
Debt Instrument, Maturity Date			Oct. 28, 2013
Debt Instrument, Interest Rate, Stated Percentage	8.00%	8.00%	10.00%					8.00%
Convertible Promissory Notes Payable Current	124,393	768,892				187,500	375,000		2,000,000	600,000
Cashless Warrants Amount						500,000
Payments Made To Acquire Promissory Notes							562,500
Warrants Retired Amount							37,500
Floorless Discount, Percentage						66.60%
Debt Conversion Convertible Instrument Amount One						900,000
Debt Conversion, Convertible Instrument, Shares Issuable One						27,000,000
Debt Instrument Convertible Conversion Price Two						$ 0.015
Debt Conversion, Convertible Instrument, Shares Issuable Two						25,000,000
Debt Conversion Convertible Instrument Amount Three						187,500
Debt Instrument Convertible Conversion Price Three						$ 0.015
Extended Amortization Schedule Payments Provided Amount									250,000	200,000
Debt Conversion Convertible Instrument Amount Two						375,000
Debt Conversion, Converted Instrument, Amount					$ 187,500